Provisions and Other Contingencies (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of other provisions [abstract]
Schedule of Provisions For Post Sales Client Support and Other Provisions

Provision for post sales client support and other provisions:

		(Dollars in millions)
	As of
	March 31, 2026	March 31, 2025
Post sales client support and other provisions	159	155
Provision pertaining to settlement (refer to note 2.6.2)	-	18
Total provisions	159	173

Summary of Movement in the Provision for Post Sales Client Support and Other Provisions

The movement in the provision for post sales client support and other provisions is as follows:

(Dollars in millions)
Year ended March 31,
2026
Balance at the beginning	155
Provision recognized / (reversed)	54
Provision utilized	(50)
Balance at the end	159